Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® 2065 Fund

Class/Ticker

A/FDFZX   M/FDFVX   C/FDFYX   I/FDFSX   Z/FDFQX

Summary Prospectus

May 30, 2020

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at institutional.fidelity.com/fafunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated May 30, 2020 are incorporated herein by reference.

See the inside front cover for important information about access to your fund's shareholder reports.

245 Summer Street, Boston, MA 02210

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2065 Fund/A, M, C, I, Z

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 85 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None(a)	None(a)	1.00%(b)	None	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee(a)	0.75%	0.75%	0.75%	0.75%	0.64%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%	0.01%(b)
Total annual operating expenses(a)	1.00%	1.25%	1.75%	0.75%	0.65%

(a)  Adjusted to reflect current fees.

(b)  For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$671	$671	$473	$473	$278	$178	$77	$77	$66	$66
3 years	$875	$875	$733	$733	$551	$551	$240	$240	$207	$207
5 years	$1,096	$1,096	$1,013	$1,013	$949	$949	$417	$417	$361	$361
10 years	$1,730	$1,730	$1,809	$1,809	$2,063	$2,063	$932	$932	$808	$808

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 28, 2019 to March 31, 2020, the fund's portfolio turnover rate was 33% (annualized) of the average value of its portfolio.

Principal Investment Strategies

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Percent Weighting
50
45
40
35
30
25
20
15
10
5
0
5
10
15
20
25
Years to Retirement
Years in Retirement
Domestic Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds

  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The neutral asset allocation shown in the glide path depicts the allocation to domestic equity funds, international equity funds, bond funds (including investment grade debt, inflation-protected debt, and long-term treasury debt), and short-term funds.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  As of April 1, 2020, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds	54%
International Equity Funds	36%
Investment Grade Bond Funds	7%
Long-Term Treasury Bond Funds	3%
Inflation-Protected Bond Funds	0%
Short-Term Funds	0%

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, international debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China.  Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. In addition, because the underlying fund may invest a significant percentage of assets in certain industries, the underlying fund's performance could be affected to the extent that the particular industry or industries in which the underlying fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2019.

Brett Sumsion (co-manager) has managed the fund since June 2019.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom, Fidelity Investments & Pyramid Design, and Fidelity are registered service marks of FMR LLC. © 2020 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.9894074.101	AFF65-SUM-0520

Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® 2065 Fund

Class/Ticker

Z6/FDFRX

Summary Prospectus

May 30, 2020

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at institutional.fidelity.com/fafunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated May 30, 2020 are incorporated herein by reference.

See the inside front cover for important information about access to your fund's shareholder reports.

245 Summer Street, Boston, MA 02210

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Fund Summary

Fund/Class:
Fidelity Advisor Freedom® 2065 Fund/Z6

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.49%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.01%
Total annual operating expenses(a)	0.50%

(a)  Adjusted to reflect current fees.

(b)  For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$51
3 years	$160
5 years	$279
10 years	$626

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 28, 2019 to March 31, 2020, the fund's portfolio turnover rate was 33% (annualized) of the average value of its portfolio.

Principal Investment Strategies

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The neutral asset allocation shown in the glide path depicts the allocation to domestic equity funds, international equity funds, bond funds (including investment grade debt, inflation-protected debt, and long-term treasury debt), and short-term funds.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  As of April 1, 2020, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds	54%
International Equity Funds	36%
Investment Grade Bond Funds	7%
Long-Term Treasury Bond Funds	3%
Inflation-Protected Bond Funds	0%
Short-Term Funds	0%

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, international debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China.  Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. In addition, because the underlying fund may invest a significant percentage of assets in certain industries, the underlying fund's performance could be affected to the extent that the particular industry or industries in which the underlying fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2019.

Brett Sumsion (co-manager) has managed the fund since June 2019.

Purchase and Sale of Shares

Class Z6 shares are offered to employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program.

Plan participants may purchase Class Z6 shares of the fund only if Class Z6 shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employee benefit plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class Z6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor Freedom Funds, Fidelity Advisor Freedom, Fidelity Investments & Pyramid Design, Fidelity, and Fidelity Advisor are registered service marks of FMR LLC. © 2020 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.9894075.101	AF65Z6-SUM-0520